Definite-Lived Intangible Assets, Net	12 Months Ended
Mar. 31, 2025
Definite-Lived Intangible Assets, Net [Abstract]
Definite-lived Intangible assets, net

Note 12 — Definite-lived Intangible assets, net

Definite-lived intangible assets consisted of the following:

	March 31,	March 31,
	2025	2024

Customer relationships	$4,594,812	$4,594,812
License	139,865	139,865
Trademark	224,809	224,809
Less: accumulated amortization	(2,751,634)	(1,686,260)
Total definite-lived intangible assets	$2,207,852	$3,273,226

Amortization expense for years ended March 31, 2025, 2024 and 2023 was amounted to $1,065,373, $1,168,358 and $517,902, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending March 31, 2026	$1,041,288
Twelve months ending March 31, 2027	1,041,288
Twelve months ending March 31, 2028	101,168
Twelve months ending March 31, 2029	10,419
Twelve months ending March 31, 2030 and thereafter	13,689
Total	$2,207,852